BASIS OF PRESENTATION - Cash Flow from Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net income (loss) from discontinued operations	$ 0	$ 185	$ 0	$ 247
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases			167	147
Depreciation and amortization expense of assets under operating leases			105	123
Loss on disposal of assets			16	0
Loss on repurchase of notes			0	8
Undistributed income (loss) of unconsolidated subsidiaries			(13)	11
Other non-cash items			89	46
Changes in operating assets and liabilities:
Provisions			(51)	91
Deferred income taxes			27	6
Trade and financing receivables related to sales, net			(963)	(495)
Inventories, net			(1,164)	(620)
Trade payables			56	484
Other assets and liabilities			(315)	123
Cash flow from operating activities discontinued operation			0	570
Investing activities:
Additions to retail receivables			(2,703)	(2,384)
Collections of retail receivables			2,392	2,377
Proceeds from the sale of assets, net of assets under operating leases			2	12
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases			(139)	(106)
Expenditures for assets under operating leases			(252)	(235)
Other			(300)	(276)
Cash flow from investing activities discontinued operation			0	(153)
Financing activities:
Proceeds from long-term debt			5,212	4,821
Payments of long-term debt			(4,888)	(5,533)
Net decrease in other financial liabilities			203	(216)
Dividends paid			(415)	(183)
Cash flow from financing activities discontinued operation			$ 0	(370)
Discontinued Operations, Held-for-sale
Operating activities:
Net income (loss) from discontinued operations				247
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of depreciation and amortization of assets under operating leases				159
Depreciation and amortization expense of assets under operating leases				148
Loss on disposal of assets				2
Loss on repurchase of notes				0
Undistributed income (loss) of unconsolidated subsidiaries				16
Other non-cash items				(48)
Changes in operating assets and liabilities:
Provisions				60
Deferred income taxes				(7)
Trade and financing receivables related to sales, net				151
Inventories, net				(585)
Trade payables				322
Other assets and liabilities				105
Cash flow from operating activities discontinued operation				570
Investing activities:
Additions to retail receivables				(14)
Collections of retail receivables				20
Proceeds from the sale of assets, net of assets under operating leases				1
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases				(97)
Expenditures for assets under operating leases				(371)
Other				308
Cash flow from investing activities discontinued operation				(153)
Financing activities:
Proceeds from long-term debt				1,566
Payments of long-term debt				(2,068)
Net decrease in other financial liabilities				132
Dividends paid				0
Cash flow from financing activities discontinued operation				$ (370)